Administrative Expenses (Tables)	3 Months Ended
Mar. 31, 2025
Administrative Expenses [Abstract]
Schedule of Administrative Expenses

Details of administrative expenses for the three months ended March 31, 2025 and 2024 are as follows:

	For the three months ended March 31, 2025	For the three months ended March 31, 2024
Salary	$225,182	$227,999
Retirement payment	197,325	29,221
Employee benefits	12,970	12,349
Travel expenses	6,226	13,379
Entertainment expenses	5,880	8,218
Communication cost	426	609
Tax and due	5,144	7,135
Depreciation cost	378	16,936
Amortization of intangible assets	2,272,817	2,896,174
Rental cost	28,506	4,633
Repair fee	102	72
Insurance cost	3,164	8,180
Vehicle maintenance fee	6,651	3,363
Allowance for expected credit losses	(1,751)	4,216
Research and development expenses	90,149	46,715
Travel expenses	426	757
Training cost	1,165	-
Publishing fee	15	127
Office supplies fee	71	83
Consumable cost	15,689	6,039
Commisions and professional fee	211,662	251,069
Building management fee	4,314	4,569
Advertising expenses	-	486
Total	$3,086,512	$3,542,330